Segment Reporting (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income loss before income tax expense	$ (949,715)	$ 651,559	$ (1,010,368)		$ 2,019,611		$ 2,447,690		$ 904,033
Total assets	129,378,514		129,378,514				162,485,391		159,958,116
Landsea Homes [Member]
Total revenue			449,870,000		344,849,000		630,988,000		378,617,000		$ 197,306,000
Income loss before income tax expense			(26,480,000)		10,049,000		28,550,000		41,319,000		(145,000)
Total assets	913,204,000		913,204,000				839,217,000		864,641,000
Landsea Homes [Member] | Arizona [Member]
Total revenue			194,383,000		22,433,000		40,024,000
Income loss before income tax expense			1,141,000		(1,297,000)		(3,927,000)		(547,000)
Total assets	282,041,000		282,041,000				100,086,000		6,182,000
Landsea Homes [Member] | California [Member]
Total revenue			255,487,000		322,416,000		590,964,000		378,617,000		197,306,000
Income loss before income tax expense			(1,364,000)		26,460,000		53,019,000		38,840,000		58,000
Total assets	445,790,000		445,790,000				542,774,000		650,750,000
Landsea Homes [Member] | Metro New York [Member]
Total revenue				[1]		[1]		[2]		[2]		[2]
Income loss before income tax expense			(18,837,000)	[1]	(10,459,000)	[1]	(13,225,000)	[2]	8,631,000	[2]	1,164,000	[2]
Total assets	115,959,000		115,959,000				153,123,000		154,188,000
Landsea Homes [Member] | Corporate [Member]
Income loss before income tax expense			(7,420,000)		$ (4,655,000)		(7,317,000)		(5,605,000)		$ (1,367,000)
Total assets	$ 69,414,000		$ 69,414,000				$ 43,234,000		$ 53,521,000

[1]	The Metro New York reportable segment does not currently have any active selling communities. Included in (loss) income before income tax expense is a $16.2 million loss and $7.5 million loss from unconsolidated joint ventures for the nine months ended September 30, 2020 and 2019, respectively.
[2]	The Metro New York reportable segment does not currently have any activity selling communities. Included in income (loss) before income tax expense is a $7.9 million loss for an unconsolidated joint venture.